Accruals And Other Current Liabilities - Summary of Accruals And Other Current Liabilities Payable (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Accrued external research and development related expenses	¥ 57,436	$ 8,575	¥ 36,389
Salary and welfare payables	19,950	2,978	20,909
Professional service fees	6,256	934	5,161
Deferred income for reimbursement of the expenses related to the establishment of the ADS facility	2,902	433	2,902
Others	6,434	961	3,759
Accrued liabilities and other liabilities	¥ 92,978	$ 13,881	¥ 69,120